Notes Payable, net (Details) - USD ($) $ / shares in Units, shares in Thousands						3 Months Ended		12 Months Ended
	Feb. 28, 2019	Mar. 01, 2018	Nov. 01, 2017	Apr. 13, 2017	Apr. 06, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 01, 2019	Nov. 08, 2018	Aug. 31, 2018	Mar. 23, 2018
Debt Instrument [Line Items]
Long-term debt, gross						$ 24,865,000		$ 18,006,000	$ 11,947,000
Capital lease obligations								661,000
Less deferred loan costs, net						(260,000)		(234,000)	(240,000)
Notes payable less net deferred loan costs						24,605,000		17,772,000	11,707,000
Less current portion						(2,933,000)		(2,595,000)	(1,751,000)
Notes payable, net - non-current						$ 21,672,000		15,177,000	9,956,000
Covenant net worth percentage						75.00%
Payments on revolving credit facilities						$ 6,890,000	$ 4,815,000	$ 20,881,000	$ 924,000	$ 0
LIBOR
Debt Instrument [Line Items]
Reference rate						2.49%		2.50%	1.56%
Prime Rate
Debt Instrument [Line Items]
Reference rate						5.50%		5.50%	4.50%
J&S
Debt Instrument [Line Items]
Capital lease obligations						$ 630,000		$ 661,000	$ 896,000
RED
Debt Instrument [Line Items]
Long-term debt, gross									0
Term Loan Due November 2022 | J&S
Debt Instrument [Line Items]
Long-term debt, gross						1,400,000		1,000,000
Revolving Credit Facility | J&S
Debt Instrument [Line Items]
Long-term debt, gross						2,638,000		1,733,000
Revolving Credit Facility | OpenKey
Debt Instrument [Line Items]
Long-term debt, gross								0
Revolving Credit Facility | Pure Wellness
Debt Instrument [Line Items]
Long-term debt, gross								60,000
Revolving Credit Facility | RED
Debt Instrument [Line Items]
Long-term debt, gross								118,000	0
Revolving Credit Facility | Senior revolving credit facility
Debt Instrument [Line Items]
Long-term debt, gross						0		0	0
Maximum borrowing capacity		$ 35,000,000
Debt term		3 years
Term of extension option		1 year
Additional borrowing capacity						40,000,000		40,000,000
Revolving Credit Facility | Senior revolving credit facility | Minimum
Debt Instrument [Line Items]
Additional borrowing capacity						$ 75,000,000		$ 75,000,000
Revolving Credit Facility | Senior revolving credit facility | Federal Funds Rate
Debt Instrument [Line Items]
Reference rate						0.50%		0.50%
Revolving Credit Facility | Senior revolving credit facility | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate		2.00%				2.00%		2.00%
Revolving Credit Facility | Senior revolving credit facility | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate		2.50%				2.50%		2.50%
Revolving Credit Facility | Senior revolving credit facility | LIBOR
Debt Instrument [Line Items]
Reference rate						1.00%		1.00%
Revolving Credit Facility | Senior revolving credit facility | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate		3.00%				3.00%		3.00%
Revolving Credit Facility | Senior revolving credit facility | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate		3.50%				3.50%		3.50%
Revolving Credit Facility | Facility Due 2022 | J&S
Debt Instrument [Line Items]
Long-term debt, gross						$ 2,638,000		$ 1,733,000	814,000
Revolving Credit Facility | Facility Due 2022 | J&S | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate						3.25%		3.25%
Revolving Credit Facility | Facility Due April 2020 | OpenKey
Debt Instrument [Line Items]
Long-term debt, gross						$ 0		$ 0
Revolving Credit Facility | Facility Due April 2020 | OpenKey | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate						2.75%
Revolving Credit Facility | Facility due On Demand
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 100,000
Payments on revolving credit facilities	$ 60,000
Revolving Credit Facility | Facility due On Demand | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate					1.00%
Revolving Credit Facility | Facility due On Demand | Pure Wellness
Debt Instrument [Line Items]
Long-term debt, gross						$ 0		$ 60,000	100,000
Revolving Credit Facility | Facility due On Demand | Pure Wellness | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate						1.00%		1.00%
Revolving Credit Facility | Facility Due March 2019 [Member] | RED
Debt Instrument [Line Items]
Long-term debt, gross								$ 118,000	0
Face amount of debt	$ 250,000					$ 250,000								$ 250,000
Remaining borrowing capacity								$ 132,000
Revolving Credit Facility | Facility Due March 2019 [Member] | RED | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate								1.75%
Revolving Credit Facility | Facility Due 2020 | RED
Debt Instrument [Line Items]
Long-term debt, gross						$ 0		$ 118,000
Revolving Credit Facility | Facility Due 2020 | RED | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate						1.75%
Revolving Credit Facility | J&S Facility due 2022
Debt Instrument [Line Items]
Long-term debt, gross								21,800,000
Face amount of debt											$ 5,000,000.0
Remaining borrowing capacity						$ 862,000		1,300,000
Maximum borrowing capacity			$ 3,000,000					3,000,000.0			3,500,000
Payments on revolving credit facilities			20,800,000
Notes Payable to Banks | J&S
Debt Instrument [Line Items]
Long-term debt, gross								13,614,000
Notes Payable to Banks | OpenKey
Debt Instrument [Line Items]
Long-term debt, gross								0
Notes Payable to Banks | Pure Wellness
Debt Instrument [Line Items]
Long-term debt, gross						0		0
Notes Payable to Banks | RED
Debt Instrument [Line Items]
Long-term debt, gross						2,977,000		2,480,000
Notes Payable to Banks | Term Loan Due November 2022 | J&S
Debt Instrument [Line Items]
Long-term debt, gross						$ 13,667,000		$ 8,917,000	9,917,000
Notes Payable to Banks | Term Loan Due November 2022 | J&S | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate						3.25%		3.25%
Notes Payable to Banks | Equipment Note Due 2022 | J&S
Debt Instrument [Line Items]
Long-term debt, gross						$ 3,054,000		$ 2,087,000	0
Face amount of debt			3,000,000					2,300,000			8,000,000
Payments on revolving credit facilities								$ 196,000
Notes Payable to Banks | Equipment Note Due 2022 | J&S | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate						3.25%		3.25%
Notes Payable to Banks | Term Loan Due November 2022 | J&S
Debt Instrument [Line Items]
Long-term debt, gross						$ 1,900,000		$ 1,950,000	0
Face amount of debt			$ 2,000,000					$ 2,000,000			$ 2,400,000
Notes Payable to Banks | Term Loan Due November 2022 | J&S | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate						3.25%		3.25%
Notes Payable to Banks | Term Loan Due April 2025 | RED
Debt Instrument [Line Items]
Long-term debt, gross						$ 673,000		$ 695,000	0
Face amount of debt														$ 750,000
Notes Payable to Banks | Term Loan Due April 2025 | RED | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate						1.75%		1.75%
Notes Payable to Banks | Term Loan Due December 2026 | RED
Debt Instrument [Line Items]
Long-term debt, gross						$ 533,000		$ 0
Face amount of debt						1,400,000
Remaining borrowing capacity						$ 867,000
Notes Payable to Banks | Term Loan Due December 2026 | RED | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate						1.75%
Notes Payable to Banks | Term Loan Due February 2029 | RED
Debt Instrument [Line Items]
Long-term debt, gross						$ 1,770,000		$ 1,785,000	0
Face amount of debt													$ 1,800,000
Notes Payable to Banks | Term Loan Due February 2029 | RED | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate						2.00%		2.00%
Medium-term Notes | J&S
Debt Instrument [Line Items]
Long-term debt, gross						$ 19,250,000		$ 13,614,000
Medium-term Notes | OpenKey
Debt Instrument [Line Items]
Long-term debt, gross						0		0	0
Medium-term Notes | J&S Facility due 2022 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate			3.25%
Medium-term Notes | J&S Term Loan [Member]
Debt Instrument [Line Items]
Long-term debt, gross			$ 1,000,000
Face amount of debt			$ 10,000,000
Net deferred loan costs						(198,000)		(183,000)	$ (226,000)
Medium-term Notes | J&S Term Loan [Member] | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate			3.25%
Interest Rate Cap
Debt Instrument [Line Items]
Derivative, notional amount						$ 5,000,000		$ 5,000,000
Derivative interest rate						4.00%		4.00%
OpenKey | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity												$ 1,500,000
OpenKey | Line of Credit | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate				2.75%
Convertible Preferred Stock | OpenKey
Debt Instrument [Line Items]
Number of warrants (in shares)				23								23
Exercise price (in dollars per share)				$ 1.61								$ 1.61
Fair value of warrants				$ 26,000								$ 26,000